UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:  BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.6%

Auto Components — 0.2%
General Motors Co., 5.95%, 04/01/49	$23,739	$22,583,447

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	13,401	12,853,547

Containers & Packaging — 0.3%
WRKCo., Inc., 4.90%, 03/15/29	25,075	26,337,985

Diversified Financial Services — 0.0%
Western Group Housing LP, 6.75%, 03/15/57(a)	2,480	3,029,935

Education — 0.1%
George Washington University, Series 2018, 4.13%, 09/15/48	1,635	1,641,177
Pepperdine University, 3.95%, 12/01/57	9,835	9,538,491
Wesleyan University, 4.78%, 07/01/16	354	349,355

		11,529,023

Health Care Providers & Services — 0.6%
AHS Hospital Corp., 5.02%, 07/01/45	5,310	5,837,737
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	3,551	3,558,621
Novant Health, Inc., 5.85%, 11/01/19	5,055	5,154,555
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	799	864,671
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	6,446	6,073,130
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	9,811	9,968,668
Sutter Health, Series 2018, 3.70%, 08/15/28	271	272,864
Toledo Hospital, 5.75%, 11/15/38	24,735	26,434,086

		58,164,332

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	10,329	9,701,816

Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp., 4.88%, 03/15/49	2,141	2,148,591

Tobacco — 0.2%
Altria Group, Inc., 5.80%, 02/14/39	13,025	12,967,778

Total Corporate Bonds — 1.6% (Cost — $159,339,271)		159,316,454

Security	Shares	Value

Investment Companies — 0.1%
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	$5,642,000
VanEck Vectors High-Yield Municipal Index ETF	150,000	9,253,500

Total Investment Companies — 0.1% (Cost — $14,623,500)		14,895,500

	Par (000)

Municipal Bonds — 89.6%

Alabama — 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$1,200	1,311,108
5.75%, 06/01/45	2,145	2,293,927
6.00%, 06/01/50	2,700	2,919,996
Auburn University, RB, Series A, 5.00%, 06/01/43	5,000	5,739,650
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,577,380
6.50%, 10/01/53	15,110	17,685,349
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	5,831,900

		39,359,310

Alaska — 0.4%
Alaska Housing Finance Corp., RB, S/F, Series A:
3.70%, 12/01/38	4,310	4,318,275
3.75%, 12/01/40	2,655	2,646,398
Alaska Municipal Bond Bank Authority, RB, Series Three, 5.00%, 08/01/48	10,000	10,847,100
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	8,000	7,549,280
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,675,000
5.00%, 10/01/34	5,000	5,639,700

		36,675,753

Arizona — 2.4%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,444,600
Banner Health, Series B, 2.68%, 01/01/37(c)	20,000	19,123,200
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,268,200
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	5,649,750

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Arizona (continued)
Arizona Water Infrastructure Finance Authority, Refunding RB, Series A, 5.00%, 10/01/21	$8,655	$9,392,319
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Project, 6.50%, 07/01/34	965	1,052,072
Legacy Traditional Schools Projects, 6.75%, 07/01/44	1,690	1,842,269
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	2,795	2,871,024
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,231,076
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,775	1,823,280
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	1,973,049
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,251,570
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,511,041
City of Phoenix Civic Improvement Corp., Refunding RB:
Junior Lien Airport, Series D, 5.00%, 07/01/37	10,000	11,452,300
Series B, 5.00%, 07/01/38	5,000	5,726,600
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(a):
5.00%, 07/01/36	7,315	7,546,227
5.00%, 07/01/41	10,075	10,256,753
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	5,872,700
5.00%, 07/01/32	5,000	5,803,050
5.00%, 07/01/34	5,000	5,756,400
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	50,000	55,794,000
State of Arizona, COP, Refunding, Series A(b):
5.00%, 10/01/20	5,000	5,190,200
5.00%, 10/01/21	5,000	5,334,250
5.00%, 10/01/22	5,000	5,477,350
5.00%, 10/01/23	5,000	5,599,350
5.00%, 10/01/24	5,000	5,716,750
5.00%, 10/01/25	5,000	5,809,900
5.00%, 10/01/26	5,000	5,888,750

	Par (000)	Value

Arizona (continued)
5.00%, 10/01/27	$5,000	$5,957,650
5.00%, 10/01/28	5,000	6,017,900
5.00%, 10/01/29	5,000	6,060,550

		229,694,130

California — 6.7%
Acalanes Union High School District, GO, Election of 2010, Series B, 0.00%, 08/01/21(d)(e)	5,000	799,650
Bay Area Toll Authority, RB:
Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	635	922,115
San Francisco Bay Area, 5.00%, 10/01/20(d)	40,335	42,595,373
California County Tobacco Securitization Agency, RB, Asset-Backed, Alameda County Securitization Corp., Series A, 6.00%, 06/01/42	885	892,823
California Educational Facilities Authority, RB, Chapman University, Series A:
2.98%, 04/01/25	1,655	1,608,627
3.08%, 04/01/26	2,400	2,323,752
3.18%, 04/01/27	2,875	2,759,483
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	10,335	11,570,136
California Health Facilities Financing Authority, RB,El Camino Hospital:
5.00%, 02/01/36	5,000	5,669,650
5.00%, 02/01/37	5,000	5,645,900
California Health Facilities Financing Authority, Refunding RB, Childrens Hospital, Series A:
5.00%, 08/15/42	5,000	5,516,300
5.00%, 08/15/47	10,000	10,969,000
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 5.00%, 12/31/47	10,000	11,024,400
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 08/15/49	1,000	1,069,700
Sycamore Academy Project, 5.38%, 07/01/34(a)	1,000	1,010,290
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	2,790,719
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	333,614

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	$285	$289,098
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,014,527
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A, 5.00%, 07/01/47	10,000	10,897,900
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	4,000	4,249,920
5.00%, 07/01/37	25,000	26,198,250
5.00%, 11/21/45	50,000	52,013,500
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series A-1, AMT, 3.38%, 07/01/25	10,000	10,420,900
California School Finance Authority, RB, Alta Public Schools Project, Series A(a):
6.50%, 11/01/34	1,015	1,054,504
6.75%, 11/01/45	1,395	1,456,645
California Statewide Communities Development Authority, RB:
5.00%, 02/01/45	10,000	10,519,200
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,000	5,357,800
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,439,176
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	4,665	4,893,538
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	7,175	7,623,007
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,480,600
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,302,638
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	588,691
Series A, 6.00%, 05/01/43	3,800	3,820,102
Series B, 6.00%, 05/01/37	265	266,672
Series B, 6.00%, 05/01/43	7,425	7,464,278

Security	Par (000)	Value

California (continued)
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 08/01/29	$5,000	$5,655,450
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, AMT:
Series B, 5.00%, 05/01/46	25,000	27,505,250
Series C, 5.00%, 05/01/46	5,000	5,578,400
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
3.00%, 08/01/21	3,825	3,851,507
0.00%, 08/01/26(e)	1,170	828,653
0.00%, 08/01/43(e)	20,000	5,920,400
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,588,455
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	2,835	4,062,385
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 05/15/28	5,000	5,842,500
5.00%, 05/15/32	5,000	5,694,300
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	5,885,450
5.00%, 10/01/32	5,000	5,862,000
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series F(d):
5.00%, 11/01/20	32,710	34,638,582
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT, 5.00%, 03/01/47	5,000	5,526,100
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 03/01/23	5,000	5,574,350
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(f):
5.70%, 06/01/46	21,800	21,806,322
5.60%, 06/01/36	8,150	8,154,319

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
County of Tulare California, RB, 4.31%, 06/01/33	$500	$496,445
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	5,000	5,603,600
Series A-1, 5.00%, 06/01/27	5,000	5,768,550
Series A-1, 5.00%, 06/01/25	5,000	5,659,350
Series A-1, 5.00%, 06/01/28	5,000	5,725,150
Series A-1, 5.00%, 06/01/29	5,000	5,678,250
Series A-1, 5.00%, 06/01/47	12,545	12,074,186
Series A-1, 5.25%, 06/01/47	9,085	9,100,354
Series A-2, 5.00%, 06/01/47	28,895	27,810,571
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 08/01/32	5,000	5,795,000
Northern California Gas Authority No. 1, RB, Series B, 2.59%, 07/01/27(c)	5,000	4,893,500
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,322,250
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 2.29%, 12/01/35(c)	50,000	48,836,500
Sacramento County Water Financing Authority, RB, Series B (NPFGC), 2.31%, 06/01/34(c)	10,000	9,637,000
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	4,125	6,163,410
State of California, GO, Refunding, Various Purposes-Bid Group, 5.00%, 08/01/24	13,310	15,503,488
State of California, GO, Various Purpose, 5.00%, 10/01/25	25,000	29,816,750
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 04/01/37	5,000	5,404,000
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	12,735	12,735,255
5.13%, 06/01/46	7,440	7,440,149
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,534,000

		656,824,659

Colorado — 1.5%
Boulder Valley School District No. Re-2 Boulder, GO, Refunding, Series B, 5.00%, 12/01/20	5,355	5,664,465

Security	Par (000)	Value

Colorado (continued)
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	$5,125	$5,142,066
City & County of Denver Colorado, RB, Series A-1, 5.00%, 08/01/48	13,250	14,805,020
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.25%, 12/01/48	10,000	11,459,400
City of Aurora Colorado Water Revenue, Refunding RB, Green Bond, 5.00%, 08/01/41	25,000	28,401,500
City of Colorado Springs Colorado Utilities System Revenue, GO, Refunding, Series A-3, 5.00%, 11/15/22	5,000	5,595,150
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, Series A-2, 5.00%, 11/15/47	5,000	5,690,950
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	1,000	1,023,350
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	105	108,720
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,003,500
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	860,016
5.13%, 11/01/49	765	750,450
Colorado Health Facilities Authority, RB, The Evangelical Lutheran Good Samaritan Society Project, Series R:
5.00%, 06/01/20	1,000	1,032,910
5.00%, 06/01/22	1,000	1,080,670
5.00%, 06/01/24	1,235	1,378,816
5.00%, 06/01/26	1,000	1,140,060
5.00%, 06/01/28	1,500	1,709,580
5.00%, 06/01/29	1,315	1,490,750
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21	5,000	5,261,800
Catholic Health Initiatives, Series A, 5.25%, 02/01/31	5,000	5,247,600
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	5,828,150
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	10,664,300

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Housing & Finance Authority, RB, S/F, Mortgage Class I Bond (Ginnie Mae):
3.60%, 11/01/38	$5,000	$5,007,850
3.70%, 11/01/42	5,000	4,946,300
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,264,650
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	5,000	5,580,500
State of Colorado, COP, Series N, 5.00%, 03/15/38	5,000	5,769,200

		143,907,723

Connecticut — 0.7%
Connecticut Housing Finance Authority, RB:
M/F, Series B-1, 4.10%, 11/15/39	2,250	2,309,377
M/F, Series B-1, 4.15%, 11/15/44	5,420	5,543,468
S/F, Series A, 3.85%, 05/15/45	5,800	5,766,360
Connecticut Housing Finance Authority, Refunding RB:
M/F, Sub Series F-1, 3.90%, 11/15/44	1,500	1,504,335
M/F, Sub-Series C-1, 3.63%, 11/15/38	9,775	9,699,439
M/F, Sub-Series F-1, 4.00%, 11/15/49	2,000	2,008,760
M/F, Sub-Series F-1, 4.05%, 11/15/54	2,000	2,007,780
S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	5,000	5,036,250
Sub Series C-1,M/F, 3.95%, 05/15/38	2,225	2,255,149
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 07/01/45	5,000	5,309,100
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	8,655	8,879,338
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,537	5,871,116
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C (a):
5.75%, 02/01/24	3,320	3,491,810
5.75%, 02/01/25	3,755	3,968,059
6.25%, 02/01/30	4,930	5,382,130

		69,032,471

Security	Par (000)	Value

Delaware — 0.7%
County of New Castle Delaware, GO, Refunding, Go, Refunding, 5.00%, 10/01/45	$10,000	$11,434,100
State of Delaware, GO:
5.00%, 02/01/23	13,500	15,215,580
5.00%, 02/01/24	15,000	17,332,050
5.00%, 03/01/24	5,000	5,788,750
State of Delaware, GO, Refunding:
Series A, 5.00%, 08/01/22	6,625	7,366,669
Series A, 5.00%, 01/01/25	5,665	6,681,244
Series B, 5.00%, 07/01/24	8,075	9,419,891

		73,238,284

District of Columbia — 1.1%
District of Columbia, GO:
Series A, 5.00%, 06/01/41	10,000	11,343,400
Series D, 5.00%, 06/01/41	5,000	5,713,050
District of Columbia Water & Sewer Authority, RB, Series A:
Green Bond, 5.00%, 10/01/49	10,000	11,396,700
Subordinate Lien, 5.00%, 10/01/48	10,000	10,948,900
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,177,100
Metropolitan Washington Airports Authority, Refunding ARB:
AMT, 5.00%, 10/01/24	5,000	5,764,600
AMT, 5.00%, 10/01/27	5,000	6,007,050
AMT, Series A, 5.00%, 10/01/24	5,000	5,764,600
AMT, Series A, 5.00%, 10/01/30	5,000	5,621,600
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	10,000	10,333,900
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	10,000	11,408,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,734,183
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/35	5,000	5,821,950

		107,035,533

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 2.8%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	$400	$407,036
5.00%, 11/01/31	500	509,375
5.25%, 11/01/46	3,490	3,572,364
Canaveral Port Authority, ARB:
Series A, AMT, 5.00%, 06/01/45	10,000	10,930,600
Series B, 5.00%, 06/01/48	10,000	11,162,300
Capital Trust Agency, Inc., RB:
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.00%, 01/01/34(g)(h)	550	385,000
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.25%, 01/01/44(g)(h)	940	658,000
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.25%, 01/01/49(g)(h)	3,010	2,107,000
Silver Creek St. Augustine Project, Series A, 5.75%, 01/01/50(g)(h)	395	375,250
Silver Creek St. Augustine Project, Series B, 7.00%, 01/01/35(c)(g)(h)	1,390	1,320,236
University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/58(a)	21,920	21,071,258
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	295	299,838
5.00%, 05/01/34	750	754,350
5.13%, 05/01/45	1,030	1,033,399
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,464,580
City of Jacksonville Florida, RB, Jacksonville University Project, Series B, 5.00%, 06/01/53(a)	3,250	3,349,223
City of Tampa Florida, RB, Baycare Health System Issue, Series A, 5.00%, 11/15/46	10,000	11,069,500
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,451,650

Security	Par (000)	Value

Florida (continued)
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	$1,000	$975,350
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series F, 5.00%, 10/01/48	5,000	5,706,500
County of Hillsborough Florida District Port Authority, ARB, Tampa Port Authority Project, Series B, AMT, 5.00%, 06/01/46	5,000	5,504,300
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	5,000	5,564,500
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
AMT, Series A, 5.00%, 10/01/36	5,000	5,474,700
Taxable, Series C, 4.06%, 10/01/31	11,120	11,388,659
County of Miami-Dade Florida Educational Facilities Authority, RB, Series A, 5.00%, 04/01/53	10,000	11,027,000
County of Miami-Dade Florida School Board, GO, Series A, 5.00%, 03/15/44	10,000	11,223,200
County of Miami-Dade Florida Transit System, Refunding RB, (AGM), 5.00%, 07/01/42	10,000	10,832,800
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	5,000	5,483,700
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,122,600
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	10,000	11,132,300
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,390	2,466,647
Florida Development Finance Corp., RB:
Midtown Compus Properties, 7.00%, 12/01/48(a)	5,500	5,412,440
Renaissance Charter School, Series A, 5.75%, 06/15/29	365	387,437
Renaissance Charter School, Series A, 6.00%, 06/15/34	440	465,595
Renaissance Charter School, Series A, 6.13%, 06/15/44	1,685	1,764,717
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,385,450

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Housing Finance Corp., Refunding RB, S/F, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac):
4.05%, 07/01/38	$5,000	$5,144,700
4.20%, 01/01/45	10,000	10,267,400
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	5,000	5,556,650
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	565	568,983
4.88%, 05/01/35	1,175	1,180,194
4.88%, 05/01/45	2,420	2,409,449
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	785	789,035
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	1,125	1,127,036
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	6,340	6,359,210
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 05/01/36	2,400	2,294,688
4.63%, 05/01/47	4,500	4,207,590
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,486,500
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	1,870	1,933,636
Orlando-Orange County Expressway Authority, Refunding RB, Series B (AGM), 5.00%, 07/01/23	10,000	11,338,100
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project:
5.00%, 05/15/38	1,040	1,123,741
5.00%, 05/15/48	1,275	1,369,707
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	10,000	11,060,900
State of Florida Department of Transportation, RB, 5.00%, 07/01/36	5,000	5,543,500
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/15(g)(h)	143	91,229
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	1,979,412

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A3, 6.61%, 05/01/40(f)	$355	$351,642
Convertible CAB, Series A4, 6.61%, 05/01/40(f)	190	156,292
Series 2015-2, 6.61%, 05/01/40	490	323,679
Tolomato Community Development District:(g)(h)
Series 1, 6.61%, 05/01/40	800	645,392
Series 3, 6.61%, 05/01/40	535	5
Special Assessment, Series 3, 6.38%, 05/01/17	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,420,351
5.63%, 05/01/45	3,670	3,756,832
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,591,680
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	2,000	2,095,220

		270,411,611

Georgia — 2.0%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.95%, 12/01/43	3,820	3,846,243
Georgia Housing & Finance Authority, RB, S/F:
Series A, 3.60%, 12/01/33	2,500	2,558,150
Series B, 3.80%, 12/01/33	3,000	3,097,980
Series B, 4.05%, 12/01/38	8,000	8,236,000
Series B, 4.15%, 12/01/43	13,000	13,324,220
Series B, 4.20%, 12/01/48	18,000	18,475,200
Series B-1, 3.65%, 06/01/44	9,490	9,381,909
Series C, 3.75%, 06/01/48	2,500	2,445,350
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/23	1,750	1,920,730
5.00%, 05/15/24	1,500	1,665,030
5.00%, 05/15/25	2,500	2,803,225
5.00%, 05/15/26	3,000	3,398,040
5.00%, 05/15/27	2,000	2,279,460
5.00%, 05/15/28	3,800	4,359,626
5.00%, 05/15/29	1,250	1,437,213
Metropolitan Atlanta Rapid Transit Authority, RB:
Series A, 5.00%, 07/01/43	10,000	11,111,200
Series A, 5.00%, 07/01/44	10,000	11,106,900
Series A, 5.00%, 07/01/45	10,000	11,103,200

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series B, 5.00%, 07/01/44	$10,000	$11,263,300
Series B, 5.00%, 07/01/45	10,000	11,259,000
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/25	10,000	11,279,200
Municipal Electric Authority of Georgia, Refunding RB, Project One, Series A, 5.00%, 01/01/35	5,000	5,425,950
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.66%, 04/01/57	16,894	19,102,046
State of Georgia, GO, Refunding:
Series C, 5.00%, 10/01/20	5,000	5,263,300
Series C-1, 5.00%, 07/01/24	20,000	23,342,200

		199,484,672

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	125	127,859

Hawaii — 0.1%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,000	5,515,200

Illinois — 5.6%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	5,000	5,052,550
Chicago Board of Education, GO, Refunding:
Series C, 5.00%, 12/01/26	5,000	5,348,950
Series C, 5.00%, 12/01/27	4,585	4,909,251
Series C, 5.00%, 12/01/34	5,590	5,814,383
Series B, 4.00%, 12/01/35	11,230	10,346,985
Series C, 5.00%, 12/01/25	1,440	1,538,194
Series C, 5.00%, 12/01/23	4,145	4,381,555
Series C, 5.00%, 12/01/24	4,280	4,551,181
Series C, 5.00%, 12/01/26	2,945	3,150,532
Chicago Board of Education, GO, Dedicated Revenues:
Series A, 5.00%, 12/01/42	50,165	50,432,881
Series C, 5.25%, 12/01/39	7,050	7,239,081
Series D, 5.00%, 12/01/46	10,615	10,753,101
Series D, 5.00%, 12/01/46	27,465	27,658,628
Refunding Series F, 5.00%, 12/01/23	7,220	7,632,045
Chicago O’Hare International Airport, Refunding RB, AMT:
Series A, 5.00%, 01/01/26	10,000	10,941,200
Series B, 5.00%, 01/01/24	5,000	5,382,550

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	$11,020	$12,377,444
Illinois Finance Authority, Refunding RB:
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,379,950
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,620,650
Mercy Health System Obligation, 5.00%, 12/01/46	5,000	5,331,700
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,600,650
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,829,200
Presence Health Network, Series C, 5.00%, 02/15/26	5,000	5,931,400
Illinois Housing Development Authority, Refunding RB, Housing, Sub-Series A-1:
3.70%, 07/01/34	2,025	2,049,502
3.85%, 01/01/36	640	647,859
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(e)	25,000	3,856,250
5.00%, 06/15/57	10,000	10,410,300
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(e)	25,000	4,276,750
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/27	5,000	5,828,300
5.00%, 12/01/30	5,000	5,698,150
5.00%, 12/01/41	5,000	5,475,300
Railsplitter Tobacco Settlement Authority, RB:
5.00%, 06/01/22	5,000	5,458,950
5.00%, 06/01/23	5,000	5,581,750
5.00%, 06/01/24	10,000	11,358,600
5.00%, 06/01/25	10,000	11,528,100
State of Illinois, GO:
5.00%, 05/01/21	5,000	5,234,500
5.10%, 06/01/33	15,000	14,227,350
State of Illinois, GO, Refunding, 5.00%, 02/01/21	25,000	26,047,750
State of Illinois, GO, Series D:
5.00%, 11/01/21	15,000	15,859,050
5.00%, 11/01/22	30,000	32,067,900
5.00%, 11/01/23	35,000	37,405,900
5.00%, 11/01/24	30,000	32,296,800
5.00%, 11/01/25	30,000	32,435,100
5.00%, 11/01/26	50,000	54,282,500
5.00%, 11/01/27	10,000	10,858,800

		544,089,522

8

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	$510	$557,568
Indiana Finance Authority, RB:
1st Lien, Series A, 5.00%, 10/01/45	10,000	11,035,500
Green Bond, CWA Authority Project, 5.00%, 10/01/46	10,000	11,070,900
Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 01/01/51	5,000	5,299,950
Indiana Finance Authority, Refunding RB:
Green Bond, Series B, 5.00%, 02/01/24	5,840	6,736,031
US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,083,292
Indiana Housing & Community Development Authority, RB, S/F, Series A (Ginnie Mae), 3.90%, 07/01/43	1,420	1,420,568
Indianapolis Local Public Improvement Bond Bank, RB, Series B:
5.00%, 01/01/36	6,415	7,491,373
5.00%, 01/01/37	6,735	7,819,672
5.00%, 01/01/39	6,175	7,113,291

		61,628,145

Iowa — 0.6%
Iowa Finance Authority, RB, NorthCrest, Inc. Project, Series A:
5.00%, 03/01/38	1,000	1,017,790
5.00%, 03/01/48	2,000	2,017,040
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(c)	16,855	17,937,260
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,010
Midwestern Disaster Area, 5.25%, 12/01/25	11,350	12,032,021
Midwestern Disaster Area, 5.88%, 12/01/26(a)	9,080	9,541,355
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34(f)	2,580	2,591,326
Series C, 5.50%, 06/01/42	2,000	1,992,800
Series C, 5.63%, 06/01/46	10,150	10,104,122

		57,243,724

Security	Par (000)	Value

Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Improvement KU Health System, 5.00%, 09/01/45	$5,000	$5,487,000

Kentucky — 1.1%
Kentucky Asset Liability Commission, Refunding RB, Series B (NPFGC), 2.38%, 11/01/25(c)	10,000	9,722,500
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,572,500
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	26,239,000
Kentucky Economic Development Finance Authority, Refunding RB:
Owensboro Health, Inc., Series A, 5.00%, 06/01/28	6,105	6,891,568
Owensboro Health, Inc., Series A, 5.00%, 06/01/29	3,500	3,921,890
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,410,300
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,298,900
Taxable, Baptist Healthcare System, 5.08%, 08/15/48	15,000	15,329,550
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(c)	25,000	26,527,000
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	3,100	3,491,541

		108,404,749

Louisiana — 0.3%
East Baton Rouge Sewerage Commission, Refunding RB, Series B, 5.00%, 02/01/39	10,000	11,148,100
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,885	5,957,915
Louisiana Public Facilities Authority, RB, Provident Group - Flagship Properties LLC, Series A, 5.00%, 07/01/56	5,000	5,307,400
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/41	10,000	11,309,900

		33,723,315

9

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 07/01/39	$3,280	$3,310,078
Maine State Housing Authority, RB:
M/F, Series F, 3.65%, 11/15/42	1,110	1,092,629
S/F, Series A, 3.75%, 11/15/38	1,500	1,509,405
S/F, Series B, 3.65%, 11/15/37	1,100	1,106,380
S/F, Series B, 3.85%, 11/15/43	3,680	3,667,893
Maine State Housing Authority, Refunding RB:
M/F, Series A-3, 3.63%, 11/15/39	4,445	4,425,575
M/F, Series A-3, 3.75%, 11/15/44	5,000	4,945,100
Series C-1, AMT, 4.00%, 11/15/34	7,125	7,309,181

		27,366,241

Maryland — 2.7%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	602,868
5.25%, 07/01/44	1,220	1,223,892
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,840	2,845,339
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,189,878
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/01/24	10,400	12,215,528
Maryland Community Development Administration, RB, M/F, Series D, 4.20%, 01/01/56	4,220	4,263,213
Maryland Community Development Administration, Refunding RB, S/F, Series A, 3.85%, 09/01/33	20,000	20,614,600
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	25,000	26,746,500
5.00%, 09/30/26	10,000	10,646,500
5.00%, 03/31/41	10,000	10,714,900
5.00%, 03/31/46	21,650	23,095,570
5.00%, 03/31/51	10,000	10,647,500

Security	Par (000)	Value

Maryland (continued)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$1,140	$1,172,273
Maryland Stadium Authority, RB, Baltimore City Public School, 5.00%, 05/01/41	10,000	11,167,000
Maryland Water Quality Financing Administration Revolving Loan Fund, RB, 5.00%, 03/01/20	10,000	10,333,200
State of Maryland, GO:
2nd Lien, Series A, 4.00%, 08/01/25	25,000	26,316,000
First Series, 5.00%, 06/01/23	8,875	10,077,474
State of Maryland, GO, Refunding, Series B, 5.00%, 08/01/25	45,815	54,490,987
State of Maryland, GO, Series A:
5.00%, 03/15/22	5,000	5,494,150
5.00%, 03/15/23	11,090	12,535,471
Washington Suburban Sanitary Commission, GO, Refunding, 5.00%, 06/01/22	10,000	11,060,500

		267,453,343

Massachusetts — 4.6%
Commonwealth of Massachusetts, GO:
Green Bond, Series B, 5.00%, 04/01/47	5,000	5,624,000
Series A, 5.00%, 01/01/38	5,000	5,778,950
Series A, 5.00%, 01/01/44	10,000	11,380,000
Series F, 5.00%, 11/01/40	10,000	11,449,800
Series F, 5.00%, 11/01/41	5,000	5,708,350
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 5.00%, 11/01/21	10,000	10,881,300
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Refunding RB, Subordinate, Series A, 5.00%, 06/15/24	10,000	11,338,600
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A:
5.00%, 06/01/42	10,000	11,327,900
5.00%, 06/01/47	5,000	5,638,200
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/37	5,000	5,749,950
5.00%, 07/01/38	5,000	5,730,600
5.00%, 07/01/39	5,000	5,708,500

10

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	$5,000	$5,673,600
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	10,691,100
Caregroup, Series J-2, 5.00%, 07/01/43	15,000	16,532,700
Caregroup, Series J-2, 5.00%, 07/01/48	25,000	27,405,250
Caregroup, Series J-2, 5.00%, 07/01/53	25,000	27,205,750
UMass Darthmouth Student Housing Project, 5.00%, 10/01/32	2,525	2,830,828
UMass Darthmouth Student Housing Project, 5.00%, 10/01/33	1,860	2,074,067
UMass Darthmouth Student Housing Project, 5.00%, 10/01/34	3,020	3,352,049
UMass Darthmouth Student Housing Project, 5.00%, 10/01/38	10,000	10,896,700
UMass Darthmouth Student Housing Project, 5.00%, 10/01/43	6,725	7,249,819
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	10,000	10,739,300
UMass Darthmouth Student Housing Project, 5.00%, 10/01/54	10,000	10,633,200
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 07/01/23	5,000	5,565,300
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,661,150
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	5,746,650
Caregroup, Series I, 5.00%, 07/01/27	5,000	5,788,650
CareGroup, Series I, 5.00%, 07/01/33	5,000	5,593,900
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	10,723,000
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	1,260	1,332,853
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	2,560	2,486,707

Security	Par (000)	Value

Massachusetts (continued)
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	$8,225	$7,569,550
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	4,090	4,225,216
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	5,000	5,476,050
Umass Memorial Healthcare, 5.00%, 07/01/44	10,000	10,892,900
Woods Hole Oceanographic Institution Issue, 5.00%, 06/01/43	5,000	5,709,500
Worchester Polytechnic Institutes, Series B, 5.00%, 09/01/45	10,000	11,156,100
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,624,950
Series A, 5.00%, 01/01/22	10,000	10,782,200
Massachusetts Housing Finance Agency, RB, M/F, Series C:
4.13%, 12/01/45	1,505	1,516,513
4.25%, 06/01/55	1,470	1,466,075
Massachusetts Housing Finance Agency, Refunding RB:
M/F, Series A, 4.60%, 12/01/55	2,340	2,369,437
S/F Housing, Series 163, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 12/01/33	4,460	4,544,428
S/F, Series 172, 3.65%, 12/01/35	3,450	3,474,633
Massachusetts Port Authority, Refunding ARB, AMT, Series B, 5.00%, 07/01/43	25,000	27,583,500
Massachusetts School Building Authority, Refunding RB, Series A, 5.25%, 02/15/48	10,000	11,556,800
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,658,000
Massachusetts Water Resources Authority, Refunding RB, Series C:
General, 5.00%, 08/01/35	5,000	5,764,000
Green Bond, 5.00%, 08/01/40	25,000	28,332,250
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,564,000
University of Massachusetts Building Authority, Refunding RB, Senior, Series 1, 5.00%, 11/01/44	10,000	11,151,000

		449,915,825

11

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 2.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	$6,115	$6,591,481
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	5,000	5,461,650
Series D (AGM), 2.47%, 07/01/32(c)	5,000	4,819,400
Coldwater Community Schools, GO, (Q-SBLF), 5.00%, 05/01/47	5,000	5,708,350
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	15,170	17,683,517
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	5,816,950
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,430,500
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 07/01/34	4,000	4,443,360
Government Loan Program, Series C, 5.00%, 07/01/35	4,000	4,429,800
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,483,400
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,293,700
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	5,000	5,346,450
Trinity Health Credit Group, Series A, 5.00%, 12/01/47	25,000	26,795,500
Michigan State Building Authority, Refunding RB, Facility Program, Series I, 5.00%, 04/15/38	4,675	5,339,177
Michigan State Housing Development Authority, RB:
M/F Housing, Series A, 4.30%, 10/01/40	4,250	4,354,380
M/F, Series A, 4.00%, 10/01/43	1,940	1,937,439

Security	Par (000)	Value

Michigan (continued)
S/F, 3.95%, 12/01/40	$4,415	$4,443,565
S/F, Series A, 3.95%, 12/01/35	1,045	1,067,102
Michigan State Housing Development Authority, Refunding RB, M/F, Rental Housing, Series D:
3.95%, 10/01/37	3,180	3,204,995
4.00%, 10/01/42	3,495	3,503,318
4.50%, 10/01/48	8,090	8,229,391
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	10,425	10,129,451
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,375,451
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,403,550
State of Michigan, Refunding RB, GAN, Garvee, 5.00%, 03/15/24	17,510	20,117,064
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	5,000	5,003,800
State of Michigan Trunk Line Revenue, Refunding RB, 5.00%, 11/15/22	6,270	7,021,146
University of Michigan, Refunding RB, Series A, 5.00%, 04/01/47	5,000	5,704,100

		191,137,987

Minnesota — 1.2%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 07/01/35	665	681,705
5.50%, 07/01/40	750	760,725
Series A, 5.75%, 07/01/46	1,220	1,248,402
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,616,250
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	2,894,130
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,695,500
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/53	5,000	5,432,600
5.00%, 02/15/58	10,000	10,801,700
5.25%, 02/15/58	5,000	5,526,150

12

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	$5,000	$6,010,100
Minnesota Housing Finance Agency, Refunding RB, S/F, Residential Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.10%, 07/01/35	1,850	1,800,235
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	1,805	1,894,474
6.00%, 09/01/51	2,710	2,868,914
State of Minnesota, GO, Refunding, Series E, 5.00%, 10/01/24	6,520	7,648,221
State of Minnesota, GO:
Series A, 5.00%, 08/01/22	11,725	13,033,510
Series A, 5.00%, 08/01/25	10,000	11,933,700
Series A, 5.00%, 08/01/36	5,000	5,945,100
Series A, 5.00%, 08/01/38	5,000	5,896,650
Trunk Highway, Series B, 5.00%, 08/01/22	12,900	14,339,640
Various Purpose, Series A, 5.00%, 08/01/20	5,000	5,237,900
State of Minnesota, Refunding RB, Appropriation, Series B, 5.00%, 03/01/25	6,750	7,375,792

		119,641,398

Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	10,699,300

Missouri — 0.6%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 07/01/47	5,000	5,631,800
5.00%, 07/01/42	5,000	5,649,350
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/23	5,000	5,651,250
5.00%, 07/01/25	5,000	5,855,300
5.00%, 07/01/24	5,000	5,772,150

Security	Par (000)	Value

Missouri (continued)
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 08/15/45	$1,800	$1,837,062
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a):
5.75%, 11/15/36	8,055	6,845,783
6.00%, 11/15/46	5,125	4,202,192
6.00%, 11/15/51	2,060	1,661,802
Metropolitan State Louis Sewer District, Refunding RB, Wastewater System Improvement, Series A, 5.00%, 05/01/42	5,000	5,713,100
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	5,930	6,882,121
Missouri Housing Development Commission, RB, S/F, Special Homeowners, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.63%, 11/01/34	410	413,715
3.75%, 11/01/39	2,050	2,053,752

		58,169,377

Montana — 0.0%
Montana State Board of Housing, RB, S/F, Series B-2, 3.60%, 12/01/47	940	934,228

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	7,205	7,257,957
3.75%, 09/01/38	9,300	9,339,990
Nebraska Investment Finance Authority, Refunding RB, Fannie Mae & Freddie Mac), S/F (Ginnie Mae:
3.85%, 03/01/38	1,050	1,058,946
3.75%, 09/01/35	4,250	4,303,890
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 02/01/43	5,000	5,634,850

		27,595,633

Nevada — 1.2%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	5,681,115
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	10,659,900
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/43	25,000	28,461,750
5.00%, 05/01/48	25,000	28,308,250

13

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark School District Nevada, GO, Refunding, Series A, 5.00%, 06/15/22	$5,000	$5,489,150
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	10,000	11,257,100
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	340	360,335
5.00%, 06/01/24	215	227,354
Las Vegas Valley Water District, Refunding, GOL, Water Improvement, Series A, 5.00%, 06/01/46	25,000	27,954,250
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(a):
4.50%, 12/15/29	350	352,419
5.00%, 12/15/38	565	571,757
5.00%, 12/15/48	690	693,892

		120,017,272

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	7,900	7,716,167
Series C, AMT, 4.88%, 11/01/42	2,995	2,988,561
New Hampshire Health and Education Facilities Authority Authority, RB, Cathlic Medical Center Issue, 5.00%, 07/01/44	5,000	5,424,150

		16,128,878

New Jersey — 3.4%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	5,000	5,326,450
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,133,278
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,588,020
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	4,660	5,028,746
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,050,607

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 11/01/27	$5,000	$5,690,000
New Jersey EDA, Refunding RB:
Series A (BAM), 5.00%, 07/01/23	5,000	5,519,650
Series B, 5.00%, 11/01/20	5,000	5,236,650
Series B, 5.00%, 11/01/21	5,000	5,350,100
Series B, 5.00%, 11/01/22	5,000	5,447,900
Series B, 5.00%, 11/01/23	5,000	5,539,000
Series B, 5.00%, 11/01/24	11,550	12,905,392
Series B, 5.00%, 11/01/25	5,000	5,651,950
Series B, 5.00%, 11/01/26	5,000	5,674,200
New Jersey Educational Facilities Authority, RB, Princeton University, Series B, 5.00%, 07/01/21	14,285	15,406,944
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	5,000	5,630,200
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/52	5,000	5,542,150
Hospital Asset Transformation Program, 5.00%, 10/01/23	5,000	5,494,800
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	1,000	1,098,080
St. Barnabas Health Care, Series A, 5.00%, 07/01/23	1,100	1,210,869
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,408,233
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,362,000
5.00%, 12/01/22	5,000	5,474,200
5.00%, 12/01/23	5,000	5,575,300
New Jersey Infrastructure Bank, RB, Environmental Infrastructural, Series B-1, AMT:
4.00%, 09/01/42	1,480	1,514,913
4.00%, 09/01/47	2,015	2,054,796
New Jersey Transportation Trust Fund Authority, RB:
Build America Bonds, Series B, 6.88%, 12/15/39	11,700	11,802,258
Build America Bonds, Series B, 6.56%, 12/15/40	9,000	11,072,430
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,583,875
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	10,000	10,365,500

14

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	$5,000	$5,310,000
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,426,000
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,523,700
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	5,693,000
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	5,655,650
Transportation Program, Series AA, 5.00%, 06/15/24	13,895	15,254,487
New Jersey Transportation Trust Fund Authority, Refunding RB:
(NPFGC), 5.25%, 12/15/21	5,000	5,403,200
Transportation System, Series A, 5.00%, 12/15/36	25,000	27,018,250
Transportation System, Series A, 5.00%, 12/15/32	10,000	10,992,200
Transportation System, Series A, 5.00%, 12/15/34	25,000	27,230,750
Transportation System, Series A, 5.00%, 12/15/35	10,000	10,843,400
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	5,000	5,436,750
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,441,400
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	10,000	10,717,900
5.00%, 01/01/48	10,000	10,637,000

		335,322,178

New Mexico — 0.0%
New Mexico Mortgage Finance Authority, RB, S/F (Fann(Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 09/01/42	3,785	3,706,915

New York — 12.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	425,156
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	4,999,600

Security	Par (000)	Value

New York (continued)
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/45	$5,000	$5,673,000
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	14,000	14,407,540
City of New York NY, GO, Refunding:
Fiscal 2012, Series A, 5.00%, 08/01/22	17,600	19,527,024
Series C, 5.00%, 08/01/20	9,000	9,424,350
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,556,600
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,599,900
City of New York Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	5,000	5,628,550
City of New York Water & Sewer System, Refunding RB, 2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	5,000	5,779,600
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	27,600	28,336,092
5.00%, 06/01/42	28,915	27,835,892
5.00%, 06/01/45	6,930	6,627,090
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,630	3,678,134
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	14,795	14,410,922
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	2,602	2,571,424
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,000	5,340,500
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,351,000
Dutchess County Local Development Corp., RB, Health Quest System, Inc., Series B, 5.00%, 07/01/46	25,000	27,349,500

15

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	$18,765	$18,309,573
Long Island Power Authority, RB, 5.00%, 09/01/35	10,000	11,673,500
Metropolitan Transportation Authority, RB, Sub-Series A-1, 5.00%, 11/15/45	10,000	10,869,200
Metropolitan Transportation Authority, Refunding RB:
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	5,906,050
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	5,845,200
Cllimate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	5,873,650
Green Bond, Series B-1, 5.00%, 11/15/46	5,015	5,642,126
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,743,100
Green Bonds, Series C-1, 5.00%, 11/15/24	10,000	11,486,200
Series C-1, 5.25%, 11/15/56	10,000	11,059,100
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	10,000	10,849,800
New York City Housing Development Corp., RB, M/F:
Housing, Sustainable Neighborhood Bonds, Series A, 4.38%, 11/01/33	1,110	1,142,212
Series A-1, 3.95%, 11/15/44	15,000	15,090,600
Series C-1-A, 3.50%, 11/01/33	5,000	5,069,500
Series C-1-A, 3.70%, 11/01/38	10,000	10,038,200
Series C-1-A, 4.20%, 11/01/44	10,000	10,145,700
Series C-1-A, 3.95%, 11/01/48	25,000	25,138,500
Series G-1, 3.90%, 05/01/45	10,000	10,031,500
Series G-1, 4.00%, 05/01/48	5,000	5,028,450
Sustainable Neighborhood, 3.85%, 11/01/43	5,000	5,015,400
New York City Housing Development Corp., Refunding RB:
M/F, Sustainable Neighborhood Bonds, Series A, 4.00%, 11/01/43	11,600	11,750,104
M/F, Sustainable Neighborhood Bonds, Series A, 4.05%, 11/01/48	8,080	8,179,061

Security	Par (000)	Value

New York (continued)
Series G-1, 1.35%, 05/01/19	$9,240	$9,235,380
Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	27,780	28,704,796
Sustainable Neighborhood Bonds, Series A, 3.80%, 11/01/47	1,000	991,580
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 5.00%, 07/15/36	5,000	5,825,400
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured Bonds, Series A-1, 3.90%, 08/01/31	10,000	10,066,500
Multi-Modal Bonds, 5.25%, 08/01/37	25,000	29,743,000
Sub-Series F-1, 5.00%, 05/01/31	5,000	5,896,150
Sub-Series F-1, 5.00%, 05/01/33	5,000	5,829,150
New York City Water & Sewer System, RB, Series 2018-CC-1, 5.00%, 06/15/48	10,000	11,272,100
New York City Water & Sewer System, Refunding RB, Second Generation Resolution, 5.00%, 06/15/39	5,000	5,801,700
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	51,312,092
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	240	257,587
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	603,584
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,655	1,926,470
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,655,900
New York State Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/37	5,000	5,807,700
Bid Group 3, Series A, 5.00%, 03/15/41	25,000	28,629,750
New York University Hospitals Center, Series A, 5.00%, 07/01/43	5,000	5,539,200
Series 2015B-A, 5.00%, 03/15/24	6,965	8,075,569
Series B, 2.70%, 03/15/22	21,160	21,090,384

16

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB:
Series A, 5.00%, 03/15/24	$9,495	$11,008,978
Series E, 5.00%, 02/15/20	5,025	5,186,403
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,740,350
Yeshiva University, 5.00%, 09/01/38	730	734,752
New York State Housing Finance Agency, RB:
Green Bond, Series F (SONYMA), 3.90%, 11/01/48	6,905	6,892,709
M/F, Affordable Housing, Series C (HUD), 4.10%, 11/01/45	4,000	4,041,640
M/F, Affordable Housing, Series D (SONYMA), 3.85%, 11/01/43	1,000	1,003,450
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.10%, 11/01/45	2,000	2,020,820
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 05/01/47	3,585	3,571,234
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.20%, 05/01/50	1,000	1,015,940
M/F, Affordable Housing, Series G (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 11/01/44	7,110	7,114,124
M/F, Series B, 4.25%, 11/01/50	5,000	5,092,700
New York State Thruway Authority, Refunding RB, Sub-Lien, Series A, 5.00%, 03/15/22	10,200	10,716,222
New York State Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/35	10,000	11,273,700
New York Transportation Development Corp., ARB, AMT:
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project, 5.00%, 01/01/24	10,000	11,148,100
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/25	10,000	11,325,500

Security	Par (000)	Value

New York (continued)
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/26	$10,000	$11,480,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/27	10,000	11,586,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/28	10,000	11,702,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/29	10,000	11,615,300
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/30	10,000	11,532,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/31	10,000	11,452,400
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/32	10,000	11,392,300
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/33	10,000	11,341,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/34	10,000	11,291,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/36	10,000	11,191,400
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/34	5,000	5,404,500
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/41	10,000	10,632,700

17

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/46	$50,000	$52,910,500
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 01/01/50	50,000	53,395,500
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	22,838,778
5.00%, 08/01/31	34,305	35,571,541
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42 (a)	5,280	5,220,494
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	7,463,051
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,078,253
Port Authority of New York & New Jersey, Refunding ARB:
195th Series, AMT, 5.00%, 10/01/25	5,000	5,862,000
AMT, Series 207, 5.00%, 09/15/25	5,165	6,047,285
Consolidated, 205th Series, 5.00%, 11/15/47	5,000	5,682,800
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/42	25,000	28,566,250
Bid Group 3, Series A, 5.00%, 03/15/43	25,000	28,528,250
Series B, 5.00%, 02/15/33	5,000	5,852,350
Series B, 5.00%, 02/15/36	5,000	5,781,150
State of New York Dormitory Authority, Refunding RB:
Bid Group 4, Series E, 5.00%, 03/15/48	50,000	57,020,500
General Purpose, Series A, 5.00%, 02/15/38	5,525	6,290,544
New York University, Series A, 5.00%, 07/01/42	5,000	5,453,250
Series B, 5.00%, 02/15/37	5,000	5,755,400
Touro College & University, Series B, 5.75%, 01/01/29	990	1,020,007
State of New York Mortgage Agency, RB, S/F, Series 188, 3.85%, 10/01/44	3,800	3,805,434

Security	Par (000)	Value

New York (continued)
TSASC, Inc., Refunding RB, Tobacco Settlement Bonds, Subordinate, Series B, 5.00%, 06/01/48	$3,635	$3,483,711
Utility Debt Securitization Authority, Refunding RB, Restructuring, 5.00%, 12/15/39	10,000	11,593,100

		1,249,404,062

North Carolina — 1.8%
County of Mecklenburg North Carolina, GO:
5.00%, 03/01/24	5,000	5,791,350
Series A, 5.00%, 04/01/24	5,150	5,976,575
County of Wake North Carolina, GO, Refunding:
Series A, 5.00%, 03/01/25	5,080	6,015,787
Series B, 5.00%, 03/01/20	10,000	10,335,200
Series B, 5.00%, 03/01/21	10,000	10,663,900
Series B, 5.00%, 03/01/22	10,000	10,988,500
Series B, 5.00%, 03/01/23	10,000	11,300,500
Series B, 5.00%, 03/01/24	10,285	11,912,807
Series B, 5.00%, 03/01/25	5,125	6,069,076
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University, Series B, 5.00%, 10/01/41	5,000	5,665,350
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	10,445,200
North Carolina Housing Finance Agency, RB, S/F:
Series 38-B, 3.85%, 07/01/37	5,000	5,072,850
Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 07/01/33	2,750	2,794,522
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.75%, 01/01/21	270	274,010
5.00%, 01/01/22	290	294,585
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,531,083
Vidant Health, 5.00%, 06/01/33	5,000	5,587,950
Vidant Health, 5.00%, 06/01/45	5,000	5,392,000
North Carolina Turnpike Authority, Refunding RB, Senior Lien (AGM), 5.00%, 01/01/36	10,000	11,521,600

18

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	$5,000	$5,707,250
5.00%, 05/01/35	5,000	5,693,600
State of North Carolina, GO, Refunding:
Series A, 5.00%, 06/01/23	9,415	10,707,209
Series A, 5.00%, 06/01/24	5,035	5,865,322
Series A, 5.00%, 06/01/25	5,125	6,101,415
Series B, 5.00%, 06/01/20	5,000	5,209,300
State of North Carolina, GO, Series A, 5.00%, 06/01/25	7,500	8,928,900
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,034,522

		178,880,363

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	5,000	5,510,200
North Dakota Housing Finance Agency, RB, S/F, Housing finance Program Bonds-Home Mortgage Finance Program:
Series A, 3.55%, 07/01/33	4,500	4,568,175
Series A, 3.75%, 07/01/38	4,710	4,752,578
Series D (FHA), 3.55%, 07/01/40	2,165	2,096,045

		16,926,998

Ohio — 2.1%
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	5,000	6,480,150
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,500	2,330,575
5.88%, 06/01/47	72,070	67,476,979
6.50%, 06/01/47	11,100	11,030,403
City of Columbus Ohio, GO, Refunding, Series 2017-1:
4.00%, 04/01/23	8,925	9,738,246
5.00%, 04/01/24	16,810	19,445,808
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,474,300

Security	Par (000)	Value

Ohio (continued)
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	$10,000	$10,167,900
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/49	10,000	11,151,400
Ohio Housing Finance Agency, RB, S/F, Fannie Mae & Freddie Mac):
Mortagage Backed Securities Program, Series D (Ginnie Mae, 3.63%, 09/01/47	4,790	4,567,409
Series A (Ginnie Mae, 3.95%, 09/01/43	6,710	6,764,552
Ohio Turnpike & Infrastructure Commission, RB, Senior Lien, Series A, 5.00%, 02/15/48	10,000	10,788,900
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	900	987,642
Ohio Water Development Authority Water Pollution Control Loan Fund, Refunding RB, 5.00%, 12/01/21	5,180	5,647,443
State of Ohio, GO, Infrastructure Improvement, Series A, 5.00%, 03/01/22(d)	7,500	8,237,400
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 08/01/25	5,000	5,950,150
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,414,749
5.00%, 06/30/22	2,190	2,347,505
5.00%, 06/30/21	1,975	2,079,695
5.00%, 12/31/22	1,550	1,673,984
5.00%, 06/30/23	1,305	1,417,739
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	5,000	5,585,200

		200,758,129

Oklahoma — 0.7%
City of Oklahoma Water Utilities Trust, Refunding RB, 5.00%, 07/01/45	10,000	11,487,000
Oklahoma Development Finance Authority, RB, OU Medicine Project:
Series B, 5.25%, 08/15/48	10,000	10,927,700
Series B, 5.50%, 08/15/52	11,620	12,932,014
Series C, 5.45%, 08/15/28	6,081	6,441,482
Oklahoma Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/26	5,000	5,985,450
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(c)	17,820	19,265,024

		67,038,670

19

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.5%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	$865	$919,902
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 07/01/47	5,000	5,594,750
5.00%, 07/01/47	5,000	5,496,900
Portland Community College District, GO, Refunding, 5.00%, 06/15/24	8,570	9,744,261
Portland Community College District, GO, Taxable Pension:
4.36%, 06/01/31	2,000	2,102,320
4.44%, 06/01/32	3,500	3,682,805
State of Oregon, GO, Article XI-Q:
Series A, 5.00%, 05/01/23	5,000	5,665,650
Refunding Series F, 5.00%, 05/01/39	5,000	5,691,050
State of Oregon Housing & Community Services Department, RB, M/F Housing, AMT, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
4.00%, 07/01/37	185	185,994
4.13%, 07/01/43	165	165,790
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	5,000	5,562,300
University of Oregon, RB, Series A, 5.00%, 04/01/46	5,000	5,572,850
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,040,740
5.00%, 11/15/51	730	757,324

		52,182,636

Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/33	1,250	1,367,063
Subordinate, 5.00%, 05/01/28	4,595	4,713,551
Subordinate, 5.13%, 05/01/32	4,700	4,766,599
Subordinate, 5.38%, 05/01/42	8,550	8,688,424

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	$5,000	$5,324,950
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB:
AMT, Series B, 5.00%, 07/01/21	5,000	5,338,150
AMT, Series B, 5.00%, 07/01/29	5,000	5,829,900
AMT, Series B, 5.00%, 07/01/30	5,000	5,776,250
AMT, Series B, 5.00%, 07/01/42	5,000	5,511,050
Series A, 5.00%, 07/01/47	5,000	5,585,400
Series B, AMT, 5.00%, 07/01/47	10,000	10,988,000
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,320,909
5.63%, 07/01/42	1,675	1,775,500
Commonwealth Financing Authority, RB:
Plancon Program, Series A, 3.86%, 06/01/38	4,120	4,021,491
Series A, 4.14%, 06/01/38	3,945	3,972,852
Tobacco Master Settlement payment, 5.00%, 06/01/20	3,220	3,340,074
Tobacco Master Settlement payment, 5.00%, 06/01/21	2,000	2,131,460
Tobacco Master Settlement payment, 5.00%, 06/01/22	2,875	3,138,896
Tobacco Master Settlement payment, 5.00%, 06/01/23	5,000	5,575,250
Commonwealth of Pennsylvania, GO, First Lien, 5.00%, 11/15/21(d)	24,640	26,828,771
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	10,000	10,936,500
County of Berks IDA, Refunding RB, Tower Health Projects:
5.00%, 11/01/26	5,000	5,872,100
5.00%, 11/01/47	10,000	10,894,400
5.00%, 11/01/50	5,000	5,434,700
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	938,130
5.00%, 12/01/23	985	1,034,043
5.00%, 12/01/24	1,035	1,088,106
5.00%, 12/01/25	1,075	1,129,481
5.25%, 12/01/45	1,500	1,528,860

20

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Anne’s Retirement Community, 5.00%, 04/01/33	$1,575	$1,595,963
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	4,811,004
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,469,550
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,170	2,422,393
Delaware Valley Regional Finance Authority, Refunding RB, Series C, 2.41%, 06/01/27(c)	25,000	24,310,500
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 06/01/44	10,000	10,771,900
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/23	5,000	5,502,100
AMT, 5.00%, 06/30/42	5,000	5,350,650
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	6,158,050
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	5,000	5,481,950
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,625,250
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	5,000	5,398,000
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,072,723
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,170,350
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,287,500
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,347,050
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	4,495	4,857,072
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,749,419
Series A, Waste Management, Inc. Project, AMT, 2.63%, 11/01/21	7,500	7,543,125

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$3,250	$3,372,753
Pennsylvania Housing Finance Agency, RB:
S/F Housing, Series 127-B, 3.88%, 10/01/38	4,760	4,799,556
S/F, Series 123-B, 3.45%, 10/01/32	5,000	5,075,300
S/F, Series 125B, 3.65%, 10/01/42	5,030	4,931,211
S/F, Series 127-B, 3.95%, 04/01/42	4,000	4,010,320
S/F, Series B, 3.95%, 10/01/40	3,100	3,114,353
Series 123B, 3.90%, 10/01/37	5,000	5,063,300
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	11,272,953
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	10,000	11,596,600
Series A-1, 5.00%, 12/01/47	10,000	11,081,400
Series B, 5.00%, 12/01/43	5,000	5,574,450
Series B, 5.00%, 12/01/48	10,000	11,105,700
Pennsylvania Turnpike Commission, Refunding RB:
5.00%, 12/01/22(b)	5,250	5,707,012
Motor License Fund, Enhanced Turnpike Subordinate, 5.00%, 12/01/38	5,000	5,595,450
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/35	5,000	5,609,900
5.00%, 09/01/36	5,000	5,594,500
Pittsburgh Water & Sewer Authority, Refunding RB, Series A (AGM), 5.00%, 09/01/26	5,000	5,967,850
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	3,100	3,353,363

		386,601,380

Puerto Rico — 2.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	810	818,456
Commonwealth of Puerto Rico, GO, Refunding, Series A(g)(h):
Public Improvement, 5.50%, 07/01/32	2,320	1,415,200

21

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Public Improvement, 5.50%, 07/01/39	$4,495	$2,191,313
8.00%, 07/01/35	14,130	6,994,350
Commonwealth of Puerto Rico, GO:
5.25%, 07/01/23	2,620	1,598,200
6.00%, 07/01/38 (g)(h)	6,950	4,274,250
Series B, 5.25%, 07/01/17 (g)(h)	1,605	979,050
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	12,405	12,187,912
5.13%, 07/01/37	18,385	18,063,262
5.75%, 07/01/37	10,930	10,875,350
5.25%, 07/01/42	7,823	7,686,098
6.00%, 07/01/44	22,990	22,990,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien:
Series A, 6.00%, 07/01/38	33,295	33,295,000
Series B, 5.35%, 07/01/27	4,340	4,003,650
Puerto Rico Electric Power Authority, RB:
Series A, 7.00%, 07/01/33 (g)(h)	3,360	2,347,800
Series A, 5.00%, 07/01/42 (g)(h)	19,670	13,449,362
Series A, 7.00%, 07/01/43 (g)(h)	3,350	2,340,813
Series WW, 5.50%, 07/01/20	1,000	686,250
Series XX, 5.25%, 07/01/40 (g)(h)	7,100	4,854,625
Puerto Rico Electric Power Authority, Refunding RB, Series DDD, 5.00%, 07/01/20	680	464,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 0.00%, 07/01/24 (e)	1,414	1,171,230
Series A-1, 0.00%, 07/01/27 (e)	2,396	1,738,418
Series A-1, 0.00%, 07/01/29 (e)	2,336	1,505,015
Series A-1, 0.00%, 07/01/31 (e)	3,011	1,729,097
Series A-1, 0.00%, 07/01/33 (e)	3,391	1,714,591
Series A-1, 4.55%, 07/01/40	1,253	1,211,388
Series A-1, 0.00%, 07/01/46 (e)	32,296	6,245,400
Series A-1, 0.00%, 07/01/51 (e)	26,308	3,776,513
Series A-1, 4.50%, 07/01/34	2,480	2,476,900
Series A-1, 4.75%, 07/01/53	27,404	25,164,271
Series A-1, 5.00%, 07/01/58	38,181	36,197,497
Series A-2, 4.55%, 07/01/40	12,779	11,053,835
Series A-2, 4.75%, 07/01/53	379	319,308
Series A-2, 5.00%, 07/01/58	5,120	4,398,234

		250,217,588

Security	Par (000)	Value

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 5.00%, 09/01/43	$10,000	$11,100,100
Rhode Island Housing & Mortgage Finance Corp., RB, M/F, Series 3-B (FHA):
3.70%, 10/01/34	1,550	1,563,485
3.88%, 10/01/39	1,610	1,617,712
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, Homeownership Opportunity, S/F Housing, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	5,000	5,048,350
3.85%, 10/01/38	5,000	5,051,700
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	5,000	5,186,700
Series B, 4.50%, 06/01/45	5,000	4,692,050

		34,260,097

South Carolina — 1.9%
County of Dorchester South Carolina, Special Assessment Bonds (a):
5.88%, 10/01/40	2,310	2,315,752
6.00%, 10/01/51	6,240	6,255,413
County of Lexington South Carolina Health Services District, Inc., RB, Lexington Medical Center, 5.00%, 11/01/41	10,000	10,739,100
County of Lexington South Carolina School District No. 1, GO, Refunding, Series B, 5.00%, 02/01/23	5,000	5,633,400
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	10,000	11,187,100
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	5,450	6,023,994
South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	1,475	1,948,224
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	10,950	14,680,446

22

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	$5,000	$5,650,400
Series A, 5.00%, 12/01/49	10,000	10,689,500
South Carolina Public Service Authority, Refunding RB:
Obligations, Series B, 5.00%, 12/01/41	10,000	11,028,800
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,448,700
South Carolina State Housing Finance & Development Authority, RB, S/F, Series A, 3.75%, 07/01/43	6,080	6,082,371
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.80%, 07/01/34	7,690	7,850,183
Spartanburg Regional Health Services District, Refunding RB, Series A, 5.00%, 04/15/48	10,000	10,849,300
State of South Carolina, GO, Series A:
5.00%, 10/01/20	8,760	9,222,703
5.00%, 10/01/21	6,020	6,534,409
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	6,015	6,616,921
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	10,000	10,635,700
5.50%, 12/01/53	5,000	5,410,400
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	10,000	10,791,900
Series C, 5.00%, 12/01/46	10,000	10,759,000

		181,353,716

South Dakota — 0.2%
South Dakota Housing Development Authority, RB:
M/F, Homeowner Mortgage, Series A, 3.55%, 11/01/33	4,500	4,547,565
M/F, Homeowner Mortgage, Series A, 3.80%, 11/01/38	1,070	1,078,314
M/F, Homeowner Mortgage, Series A, 3.90%, 05/01/42	2,530	2,543,181
S/F, Series B, 4.05%, 11/01/38	6,415	6,585,383
S/F, Series B, 4.15%, 05/01/42	5,000	5,118,800

		19,873,243

Security	Par (000)	Value

Tennessee — 1.0%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	$1,000	$1,093,140
5.00%, 04/01/24	1,000	1,110,050
5.00%, 04/01/25	1,000	1,124,290
5.00%, 04/01/27	1,400	1,584,464
5.00%, 04/01/28	1,000	1,112,890
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	4,200	4,348,008
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,484,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	10,000	10,912,900
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Refunding, Series C, 5.00%, 07/01/22	5,485	6,080,946
State of Tennessee, GO, Refunding, Series B, 5.00%, 08/01/23	7,500	8,565,075
Tennessee Energy Acquisition Corp., RB, Gas Project, Series A, 4.00%, 05/01/48(c)	25,000	26,164,750
Tennessee Housing Development Agency, RB, S/F:
3.65%, 07/01/45	6,540	6,391,084
Series 4-B, 3.45%, 07/01/40	1,645	1,568,639
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 4:
4.00%, 07/01/43	10,000	10,100,400
4.05%, 01/01/49	8,200	8,271,340

		93,912,576

Texas — 8.6%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 03/01/44	1,250	1,274,338
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	5,000	5,314,650

23

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	$5,000	$5,576,650
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/43	10,000	11,008,500
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	7,955,148
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,080,870
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,212,550
Subordinate Lien, Series A, 5.00%, 07/01/23	10,000	10,940,200
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,220,180
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	15,950	16,445,088
City of Houston Texas Airport System Revenue, Refunding RB:
Sub-Lien, Series A, AMT, 5.00%, 07/01/19	10,000	10,104,200
Sub-Series D, 5.00%, 07/01/36	10,000	11,629,400
Sub-Series D, 5.00%, 07/01/37	5,000	5,784,250
Sub-Series D, 5.00%, 07/01/38	5,000	5,758,450
City of San Antonio Texas Electric and Gas Systems, Refunding RB, 5.25%, 02/01/24	5,945	6,914,630
County of Bexar Texas, GO, Refunding, 5.00%, 06/15/43	10,000	11,247,900
County of Bexar Texas, GOL, Certificates of Obligation, Series B, 5.00%, 06/15/23(d)	74,480	84,616,728
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/41	5,040	5,664,053
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	10,000	11,224,200
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,174,450
Series C, 5.13%, 11/01/43	5,000	5,344,650
Series H, 5.00%, 11/01/45	10,000	10,486,100

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	$5,000	$5,380,950
Denton Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/43	10,000	11,405,400
Duncanville Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/45	10,000	11,153,500
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	10,000	11,350,100
Houston Independent School District, Refunding, GOL (PSF-GTD), 5.00%, 02/15/24	9,860	11,352,705
Katy Independent School District, GO, Refunding, Series D (PSF-GTD), 5.00%, 02/15/24	5,900	6,793,201
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	15,615	15,970,085
Navasota Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/48	10,000	11,027,000
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Children Health System, 5.00%, 08/15/47	5,745	6,421,187
Jubilee Academic Center, 5.00%, 08/15/46(a)	4,055	4,001,231
Jubilee Academic, 5.00%, 08/15/36(a)	4,055	4,071,544
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/24	14,755	16,469,974
1st Tier-Series A, 5.00%, 01/01/36	5,000	5,687,500
1st Tier-Series A, 5.00%, 01/01/43	10,000	11,256,400
2nd Tier-Series B, 5.00%, 01/01/43	5,000	5,554,950
2nd Tier-Series B, 5.00%, 01/01/48	10,000	11,046,900
Capital Appreciation, 1st Tier-Series I (AGC), 6.20%, 01/01/42(f)	10,000	12,049,500
First Tier, 5.00%, 01/01/20	6,000	6,162,360
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	10,000	11,725,300
Plano Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/25	5,000	5,875,150

24

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(g)(h)	$2,570	$1,599,825
San Antonio Water System, Refunding RB, Junior Lien, Series C, 5.00%, 05/15/46	10,000	11,204,400
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/44	10,000	11,085,500
Transportation Commission Highway Improvement, 5.00%, 04/01/46	10,000	11,219,700
Refunding Student Loan, AMT, 5.00%, 08/01/25	14,615	17,131,849
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, 5.00%, 02/15/47	6,180	6,825,686
Texas Department of Housing & Community Affairs, RB, S/F, Series A (Ginnie Mae), 4.25%, 09/01/48	3,350	3,432,075
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 2.57%, 12/15/26(c)	23,015	22,886,806
Series D, 6.25%, 12/15/26	41,480	47,944,658
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/26	5,000	5,455,850
5.00%, 12/15/28	5,000	5,424,300
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,242,900
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	10,991,500
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	10,966,500
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	10,947,700
Natural Gas Utility Improvements, 5.00%, 12/15/29	5,000	5,404,100
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,384,150
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,366,750
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	10,703,200
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	10,000	10,696,300
5.00%, 12/31/45	19,635	20,905,188
5.00%, 12/31/50	8,845	9,389,940
5.00%, 12/31/55	10,000	10,585,400

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund, RB, Series A, 5.00%, 10/01/20	$5,000	$5,263,300
Texas Transportation Commission State Highway Fund, Refunding RB, First Tier, Series A, 5.00%, 04/01/24	7,610	8,787,267
Texas Water Development Board, RB:
Series B, Water Improvement, Series B, 5.00%, 10/15/38	25,000	29,270,750
State Water Implementation Fund, Series A, 5.00%, 04/15/23	15,000	16,952,550
State Water Implementation Fund, Series A, 5.00%, 10/15/43	10,000	11,473,300
State Water Implementation Fund, Series A, 5.00%, 10/15/45	10,000	11,233,500
State Water Implementation Fund, Series B, 5.00%, 04/15/49	10,000	11,474,100
State Water Implementation Revenue, 5.00%, 10/15/41	5,000	5,683,900
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	2,000	2,017,240
University of Houston, Refunding RB, Series A:
5.00%, 02/15/33	5,000	5,721,650
5.00%, 02/15/34	5,000	5,700,800
University of Texas System, RB, Series D, 5.00%, 08/15/25	5,000	5,954,850
University of Texas System, Refunding RB:
1st Tier-Series C, 5.00%, 08/15/24	10,000	11,663,500
Series I, 5.00%, 08/15/21	9,110	9,841,715

		837,564,821

Utah — 0.7%
Alpine School District, GO, School Building:
5.00%, 03/15/23	6,500	7,341,815
5.00%, 03/15/24	10,300	11,913,907
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A:
5.00%, 07/01/28	5,000	6,016,850
5.00%, 07/01/42	5,000	5,556,700
State of Utah, GO, 5.00%, 07/01/25	5,190	6,186,272
State of Utah, GO, Refunding, 5.00%, 07/01/24	15,650	18,256,507
State of Utah, GO, Series A, 5.00%, 07/01/21(d)	10,000	10,768,000
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	517,752
5.13%, 07/15/49	4,830	4,646,412

		71,204,215

25

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.1%
Vermont Housing Finance Agency, Refunding RB, S/F, Multiple Purpose, Series B:
3.70%, 11/01/29	$2,635	$2,720,268
4.00%, 11/01/34	2,355	2,412,580

		5,132,848

Virginia — 3.4%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,082,644
5.50%, 03/01/46	6,210	6,404,249
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	1,000	1,020,640
5.40%, 03/01/45	2,000	2,042,000
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 07/01/46	5,000	5,449,700
5.00%, 07/01/51	10,000	10,845,900
Commonwealth of Virginia, GO, Refunding:
Series A, 5.00%, 06/01/24	9,095	10,614,774
Series B, 5.00%, 06/01/20	5,000	5,211,200
Series B, 5.00%, 06/01/21	5,000	5,375,500
Series B, 5.00%, 06/01/23	10,000	11,381,300
County of Fairfax Virginia, GO, Series A:
4.00%, 10/01/23	5,390	5,944,308
4.00%, 10/01/24	7,520	8,427,514
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	132,137
5.00%, 07/01/48	365	380,622
5.00%, 07/01/51	410	426,679
Series A, 4.00%, 07/01/22	800	812,992
Residential Care Facility, Series A, 5.00%, 07/01/47	1,985	2,023,191
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	661,919
5.00%, 06/01/23	420	443,612

Security	Par (000)	Value

Virginia (continued)
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	$1,000	$993,800
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A:
5.00%, 07/01/48	10,000	11,434,900
5.50%, 07/01/57	10,000	11,757,300
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	2,890	2,906,328
5.00%, 03/01/45	2,965	2,960,701
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	25,650	24,221,038
University of Virginia, Refunding RB, Series B:
5.00%, 08/01/21	10,000	10,808,000
5.00%, 04/01/44	10,000	11,473,300
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	3,340	3,430,848
Virginia College Building Authority, Refunding RB:
21st Century College & Equipment Programs, Series B, 5.00%, 02/01/26	10,500	12,597,165
Series A, 5.00%, 09/01/21	10,990	11,896,785
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	1,780	1,785,856
Virginia Housing Development Authority, RB, M/F:
Rental Housing, Series A, 3.50%, 06/01/33	1,335	1,348,844
Rental Housing, Series A, 3.63%, 06/01/38	3,730	3,717,654
Rental Housing, Series A, 3.75%, 06/01/43	4,590	4,544,605
Rental Housing, Series A, 4.05%, 08/01/49	2,345	2,361,509
Rental Housing, Series D, 3.80%, 10/01/43	8,805	8,779,201
Rental Housing, Series D, 3.90%, 10/01/48	4,485	4,491,683
Series A, 3.65%, 03/01/43	5,000	4,876,300

26

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 3.88%, 03/01/45	$6,150	$6,159,102
Series A, 4.13%, 12/01/46	5,180	5,281,891
Series A, 3.75%, 03/01/48	5,000	4,893,800
Series A, 4.15%, 12/01/49	5,865	5,974,265
Series C, 3.85%, 08/01/53	4,110	4,029,280
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,542,100
Virginia Public School Authority, RB, Series V, 5.00%, 04/15/21	7,180	7,681,451
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,398,450
5.00%, 12/31/49	10,000	10,774,800
5.00%, 12/31/52	25,000	26,863,500
5.00%, 12/31/56	25,000	26,826,750
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(c)	5,000	4,981,950

		329,474,037

Washington — 2.7%
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/50	50,000	56,004,000
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,287,991
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	10,510	11,431,201
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/20	5,000	5,181,900
Series C, 5.00%, 05/01/21	5,000	5,324,450
Series C, 5.00%, 05/01/22	5,000	5,463,850
Series C, 5.00%, 05/01/27	5,000	5,914,700
Series D, 5.00%, 05/01/24	5,000	5,678,450
Series D, 5.00%, 05/01/25	5,000	5,780,900
Series D, 5.00%, 05/01/26	5,000	5,862,500
Port of Seattle Washington, Refunding, GOL, 5.00%, 06/01/22	6,470	7,151,808
Seattle Housing Authority, Refunding RB, M/F (HUD), 3.50%, 12/01/35	1,500	1,498,275
State of Washington, GO, Refunding, Series C, 5.00%, 07/01/30	10,000	11,483,100
State of Washington, GO, Refunding, Series B, 5.00%, 08/01/22	5,425	6,024,734
State of Washington, GO:
Series A-1, 5.00%, 08/01/40	5,000	5,606,100
Series C, 5.00%, 02/01/23	5,865	6,596,131
Series C, 5.00%, 02/01/41	5,000	5,739,850
Various Purpose, Series A, 5.00%, 08/01/21(d)	25,450	27,473,275

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/41	$10,000	$10,291,600
Washington Health Care Facilities Authority, Refunding RB, Providence Health Services, Series C, 5.00%, 10/01/44	5,000	5,433,450
Washington State Convention Center Public Facilities District, RB:
5.00%, 07/01/48	5,000	5,547,450
5.00%, 07/01/58	50,000	54,818,000
5.00%, 07/01/58	10,000	10,889,700

		267,483,415

West Virginia — 0.5%
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 06/01/23	5,000	5,590,350
5.00%, 06/01/24	5,000	5,700,550
West Virginia Housing Development Fund, RB, S/F, Series B, 3.95%, 11/01/34	7,555	7,713,806
West Virginia Housing Development Fund, Refunding RB, AMT, Series A, 3.70%, 11/01/29	1,280	1,329,894
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	17,105	16,573,035
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	15,659,583

		52,567,218

Wisconsin — 1.6%
Public Finance Authority, ARB, Denver International Airport Great Hall Project, AMT:
5.00%, 09/30/37	5,000	5,498,150
5.00%, 09/30/49	10,000	10,769,700
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,285	1,353,388
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,285	1,350,972
Delray Beach Radiation Therapy, 7.00%, 11/01/46	5,085	5,400,677

27

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Settle Proton Center, Series A, 7.55%, 12/01/30	$1,780	$1,783,328
Settle Proton Center, Series A, 7.63%, 12/01/48	6,440	6,187,294
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,000	3,062,910
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,192,526
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,681,248
State of Wisconsin, GO, Refunding, Series 1, 5.00%, 11/01/24	10,200	11,962,662
State of Wisconsin, GO:
Series A, 5.00%, 05/01/22	5,000	5,513,950
Series B, 5.00%, 05/01/32	5,000	5,759,150
Series B, 5.00%, 05/01/33	5,000	5,740,600
Series B, 5.00%, 05/01/34	5,000	5,716,000
Series B, 5.00%, 05/01/36	5,000	5,682,350
State of Wisconsin, Refunding RB:
Series A, 5.00%, 05/01/24	10,000	11,573,500
Series A, 5.00%, 05/01/25	5,000	5,910,100
Series C, 3.15%, 05/01/27	2,800	2,756,068
State of Wisconsin, Series B, 5.00%, 05/01/21	6,955	7,452,213
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	10,000	10,765,300
Health System, 5.00%, 02/15/46	5,000	5,367,350
5.00%, 02/15/40	10,000	10,504,400
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/35	10,000	11,301,900
Thedacare, Inc., 5.00%, 12/15/44	5,000	5,346,350

		154,632,086

Wyoming — 0.1%
Wyoming Community Development Authority, RB, S/F, Series 3, 3.70%, 06/01/39	3,940	3,909,386
Wyoming Community Development Authority, Refunding RB:
Series 2, 3.88%, 06/01/34	1,990	2,030,636

Security	Par (000)	Value

Wyoming (continued)
Series 3, 4.13%, 12/01/44	$5,360	$5,462,912

		11,402,934

Total Municipal Bonds — 89.6% (Cost — $8,650,838,072)		8,730,843,267

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F, Series A, 3.70%, 12/01/38	10,000	10,013,250

Arizona — 0.3%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/22(d)	10,000	11,051,890
City of Phoenix Arizona Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/47	10,000	11,078,950
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,155,525

		33,286,365

California — 3.1%
California Educational Facilities Authority, RB, California Institute of Technology, 5.00%, 09/01/45	10,490	11,898,867
California Educational Facilities Authority, Refunding RB, Series A Series A, 5.00%, 10/01/46	10,000	11,242,423
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	10,886,040
Stanford Hospital and Clinics, 5.00%, 08/15/51	10,000	10,729,175
Sutter Health, 5.00%, 08/15/52	10,000	10,712,850
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	12,964,375
California Infrastructure & Economic Development Bank, RB:
5.00%, 05/15/47	10,000	11,336,175
5.00%, 05/15/52	10,000	11,274,850

28

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	$10,000	$11,265,200
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,068,997
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	10,000	11,611,950
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	11,678,225
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	10,833,281
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,008,068
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	10,895,445
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	10,000	10,910,850
City of Los Angeles Department of Airports, ARB, Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/48	10,000	11,461,750
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	10,936,999
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	11,201,625
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,337,169
5.00%, 11/01/43	8,530	9,409,673
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	10,000	11,514,075
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,352,650
Manteca California Unified School District, GO, 5.00%, 08/01/40	10,000	11,438,860
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	10,000	11,111,100
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,139,767
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	10,917,225

		300,137,664

Security	Par (000)	Value

Connecticut — 0.2%
Connecticut Housing Finance Authority, RB, S/F, Series A, 3.85%, 05/15/45(j)	$10,000	$9,942,025
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,009,700

		20,951,725

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB,Green Bonds, Series A, 5.00%, 10/01/52	10,000	11,237,275
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	10,962,200
Metropolitan Washington Airports Authority, ARB, AMT, 5.00%, 10/01/42	10,000	11,152,525

		33,352,000

Florida — 0.6%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	11,501,400
Florida Housing Finance Corp., RB, S/F, Fannie Mae & Freddie Mac):
Series 1 (Fannie Mae)(Ginnie Mae, 3.80%, 07/01/43	10,000	9,961,779
Series 1 (Ginnie Mae, 3.70%, 07/01/38	10,000	10,018,500
Greater Orlando Aviation Authority, AMT, Series A, 5.00%, 10/01/46	10,000	10,993,750
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,174,800

		53,650,229

Georgia — 0.9%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	22,285,241
Clarke County Hospital Authority, Refunding RB, Piedmont Heathcare, Inc. Project, Series A, 5.00%, 07/01/46	10,000	10,965,475
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49(j)	10,000	11,303,950

29

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	$10,000	$11,352,275
Georgia Housing & Finance Authority, RB, S/F:
Series B, 3.55%, 12/01/42	10,000	9,808,687
Series B1, 3.65%, 06/01/44(j)	9,820	9,708,175
Georgia Housing & Finance Authority, Refunding RB, S/F, Series A-1, 3.80%, 12/01/40(j)	10,000	9,982,350

		85,406,153

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,217,450

Indiana — 0.2%
Indiana Housing & Community Development Authority, RB, S/F, Series A, 3.90%, 07/01/43	10,000	10,003,900
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,001,375

		21,005,275

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Green Bonds, 5.00%, 08/01/42	10,000	11,420,275

Louisiana — 0.2%
New Orleans Aviation Board, Series B, AMT:
5.00%, 01/01/40	10,000	10,895,325
General Apartment, 5.00%, 01/01/48	10,000	10,889,525

		21,784,850

Maine — 0.1%
Maine State Housing Authority, RB, S/F, Series B, 3.75%, 11/15/38	10,000	10,060,925

Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,116,422
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,147,550
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	10,923,959
Maryland Stadium Authority, RB, Construction & Revitalization, 5.00%, 05/01/47	10,000	11,271,950

		44,459,881

Security	Par (000)	Value

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	$10,000	$11,033,825
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	10,000	10,883,948

		21,917,773

Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	10,996,200
Michigan State Housing Development Authority, RB, Series A:
M/F, 3.80%, 10/01/38	10,000	9,925,500
M/F, 4.15%, 10/01/53(j)	20,000	20,003,075
S/F, 3.95%, 12/01/35(j)	9,220	9,414,334

		50,339,109

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,015,838

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	10,754,975
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 05/01/43	10,000	10,954,925
5.00%, 05/01/45	10,000	11,158,650
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,380,275

		44,248,825

Nebraska — 0.2%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	10,000	10,071,425
3.75%, 09/01/38	9,960	10,001,633

		20,073,058

30

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 0.1%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	$10,000	$10,869,500

New York — 1.7%
City of New York New & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	20,000	22,511,950
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,137,050
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,348,650
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series B-1, 5.00%, 11/15/46	10,000	11,249,250
Series C-1, 5.25%, 11/15/56	10,000	11,059,125
New York City Housing Development Corp., RB, M/F:
Series A-1, 3.95%, 11/15/44(j)	10,000	10,060,450
Series C-1-A, 4.00%, 11/01/53	10,000	9,983,200
Series C-1-A, 4.13%, 05/01/58(j)	10,000	10,061,450
Series G-1, 3.90%, 05/01/45(j)	10,000	10,031,500
New York State Dormitory Authority, RB, Series A:
Bid Group 4, 5.00%, 03/15/45	10,000	11,373,225
5.00%, 03/15/39	10,000	11,061,728
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,177,075
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,303,529
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,450,150

		163,808,332

North Carolina — 0.6%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	11,392,775
5.00%, 07/01/47	10,000	11,357,250
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,226,272

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.85%, 07/01/38	$10,000	$10,122,225
4.00%, 01/01/48	10,000	10,047,100

		54,145,622

Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,369,325

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, 2nd Series C, 5.00%, 01/01/47	10,000	11,244,925

Oregon — 0.2%
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/47	10,000	11,310,300
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	11,402,100

		22,712,400

Pennsylvania — 0.8%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 08/15/46	10,000	11,097,875
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	10,768,864
Pennsylvania Housing Finance Agency, RB, S/F:
Series 125B, 3.65%, 10/01/42(j)	20,000	19,567,974
Series 127B, 3.55%, 10/01/33	10,000	10,105,475
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	20,000	21,865,850

		73,406,038

South Carolina — 0.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(d)	10,000	10,599,200

Tennessee — 0.4%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,656,575
Tennessee Housing Development Agency, RB, S/F, Issue 3:
3.85%, 07/01/43	9,980	9,957,645
3.95%, 01/01/49	9,980	9,992,001

31

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2, 3.85%, 07/01/42	$9,920	$9,926,919

		40,533,140

Texas — 0.7%
Alamo Texas Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,170,650
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/48	10,000	10,850,550
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/47	10,000	11,158,950
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	11,260,475
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	10,000	10,705,000
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	11,385,900

		66,531,525

Utah — 0.4%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,048,525
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	10,000	11,235,900
Utah State Transit Authority Sales Tax, RB, 5.00%, 06/15/38	10,000	11,335,863

		33,620,288

Virginia — 0.8%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,294,000
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	11,487,600
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,450,750
County Of Faitfax Industrial Development Authirity, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	10,930,750
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,383,250

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F, Rental Housing, Series D:
3.90%, 10/01/48	$10,000	$10,014,500
4.00%, 10/01/53	10,000	10,035,489

		76,596,339

Washington — 0.7%
King County Housing Authority, Refunding RB, Ballinger Commons Apartments, 3.50%, 05/01/38	10,000	9,785,739
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,375,225
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,360,450
5.00%, 08/01/38	10,000	11,088,508
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	10,968,682
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	10,963,550

		65,542,154

Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	10,657,375
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	10,000	10,704,550
Thedacare Inc., 5.00%, 12/15/44	10,000	10,687,600

		32,049,525

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.2% (Cost — $1,461,231,310)		1,477,368,958

Total Long-Term Investments — 106.5% (Cost — $10,286,032,153)		10,382,424,179

32

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(k)(l)	191,366,325	$191,385,461

Total Short-Term Securities — 2.0% (Cost — $191,385,392)		191,385,461

Total Investments — 108.5% (Cost — $10,477,417,545)		10,573,809,640

Other Assets Less Liabilities — 1.4%		135,736,746

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.9)%		(964,203,537)

Net Assets — 100.0%		$9,745,342,849

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 01, 2022 to November 01, 2048 is $76,317,631.

(k)	Annualized 7-day yield as of period end.

(l)

During the period ended February 28, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased		Shares Sold	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	107,978,271	83,388,054	(b)	—	191,366,325	$191,385,461	$1,771,593	$(34,085)	$(2,849)
iShares National Municipal Bond Fund	2,500,000	700,000		(3,200,000)	—	—	2,799,288	(3,064,303)	(1,202,825)

						$191,385,461	$4,570,881	$(3,098,388)	$(1,205,674)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

33

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

ETF	Exchange-Traded Fund

FHA	Federal Housing Administration

GAN	Grant Anticipation Notes

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

MRB	Mortgage Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

S&P	S&P Global Ratings

SPDR	Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
5-Year U.S. Treasury Note	141	06/28/19	$16,153	$(10,720)

Short Contracts:
10-Year U.S. Treasury Note	10,166	06/19/19	1,240,252	6,448,065
Long U.S. Treasury Bond	17,519	06/19/19	2,530,948	28,833,909

				35,281,974

				$35,271,254

34

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$14,895,500	$10,367,528,679	$—	$10,382,424,179
Short-Term Securities	191,385,461	—	—	191,385,461

	$206,280,961	$10,367,528,679	$—	$10,573,809,640

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$35,281,974	$—	$—	$35,281,974
Liabilities:
Interest rate contracts	(10,720)	—	—	(10,720)

	$35,271,254	$—	$—	$35,271,254

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $960,309,952 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2019, there were no transfers between levels.

35

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2019